SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Nov. 30, 2022	Nov. 30, 2021
Property, Plant and Equipment [Abstract]
Machinery and equipment	$ 579,076	$ 451,592
Leasehold improvements	141,580	141,580
Demonstration units	1,685,506	1,685,506
Construction in progress	689,711
Total property and equipment	3,095,873	2,278,678
Less: accumulated depreciation	(532,107)	(85,113)
Property and equipment, net	$ 2,563,766	$ 2,193,565